Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (648,854)	$ (596,881)	$ (354,743)
Depreciation	1,228	2,603	3,629
Amortization of the right-of-use asset, finance lease	7,201
Amortization of the right-of-use asset, operating lease	23,984
Expected credit loss allowance and bad debt written-off	220,935	168,817	108,456
Contract assets	(676,760)	(233,069)	(747,043)
Accounts receivables	(3,071,069)	(413,098)	772,607
Other receivables	(131,859)	16,496
Retention receivables	(114,958)	(5,786)	86,744
Advance and prepayments	(28,591)	(142,557)	(659)
Accounts payables	422,256	226,336	(34,441)
Other payables	77,572	(12,922)	(14,348)
Contract liabilities	126,764	637,297	(303,003)
Leases interest expenses	3,158
Interest elements of lease payments	(1,570)
Principal elements of lease payments	(23,821)
Net cash used in operating activities	(3,814,384)	(352,764)	(482,801)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of bank loans	(1,436,277)	(440,623)	(1,411,310)
Proceeds from new bank loans	2,025,044	537,371	2,068,614
(Repayment to) / Advance from a director	(524,816)	325,783	1,523,639
Repayments to directors			(1,158,138)
Repayments to a related company			(3,335)
Advance to a holding company			(1,287)
Proceeds from private placement and initial public offer	8,350,000
Net cash provided by financing activities	8,413,951	422,531	1,018,183
Net increase of cash and cash equivalents	4,599,567	69,767	535,382
Effect of foreign currency translation on cash and cash equivalents	1,010	2,111	(5,863)
Cash and cash equivalents, beginning of year	609,616	537,738	8,219
Cash and cash equivalents, end of year	5,210,193	609,616	537,738
Supplementary cash flow information:
Taxes paid
Interest paid	59,976	35,377	13,312
Listing fee	$ 1,241,199	$ 328,699	$ 458,013